Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	$ 69,414
Sale and lease-back agreement [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	30,080
Facility lease agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	11,539
License agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	18,413
Manufacturing agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	7,679
Other agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	1,702
Less than 1 year [member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	14,145
Less than 1 year [member] | Sale and lease-back agreement [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	1,055
Less than 1 year [member] | Facility lease agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,471
Less than 1 year [member] | License agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	1,238
Less than 1 year [member] | Manufacturing agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	7,679
Less than 1 year [member] | Other agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	1,702
1-3 years [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	9,854
1-3 years [Member] | Sale and lease-back agreement [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,676
1-3 years [Member] | Facility lease agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	4,702
1-3 years [Member] | License agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,476
3-5 years [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	6,821
3-5 years [Member] | Sale and lease-back agreement [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,676
3-5 years [Member] | Facility lease agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	1,670
3-5 years [Member] | License agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,476
More than 5 years [member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	38,593
More than 5 years [member] | Sale and lease-back agreement [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	23,673
More than 5 years [member] | Facility lease agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	2,697
More than 5 years [member] | License agreements [Member]
Disclosure of contingent liabilities [Line Items]
Total contractual obligations	$ 12,223